Other Current Assets	12 Months Ended
Dec. 31, 2019
Current assets
Other Current Assets
Note 5 - Other Current Assets

	December 31,
	2019	2018
	U.S. Dollars (in thousands)
Due from Government institutions	955	1,442
Income tax receivables	846	453
Prepaid expenses	476	301
Interest receivable	348	64
Deposits for operating leases	149	193
Due from related parties (See Note 17)	75	133
Other	60	27

	2,909	2,613